Loans - Loans at Year-End (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 815,553	$ 785,268
Allowance for loan losses	(19,742)	(21,257)	(21,768)
Net loans	795,811	764,011
Commercial & Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	100,661	86,395
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	434,808	371,852
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	250,598	274,995
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	19,677	39,790
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	9,027	10,409
Credit card and other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 782	$ 1,827